INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory	The components of inventories at December 31 were as follows:

	2014	2013
Electronic components	$5,608	$2,930
Finished goods	11,837	5,323
	$17,445	$8,253